(14) INTANGIBLE ASSETS (Details 4) - Business combinations [Member] - RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] R$ in Thousands	Oct. 31, 2016 BRL (R$)
Statement Line Items [Line Items]
Labor lawsuits	R$ 11,429
Civil lawsuits	83,575
Regulatory lawsuits	5,850
Environmental lawsuits	41,974
Tax lawsuits	7,236
Total	150,065
Provisions recognized in the subsidiary	173,530
Provisions for tax, civil and labor risks	R$ 323,595